EMPLOYEE STOCK AND SAVINGS PLANS (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation Expense and Related Income Tax Benefits

Stock-based compensation expense and related income tax benefits were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Stock-based compensation expense	$12,405	$11,974	$10,734
Income tax benefits related to stock-based compensation	2,089	2,027	1,826

Assumptions Used in Estimating the Fair Value of Stock Award Grants

The fair value of stock awards was estimated on the date of grant using the following assumptions:

Year Ended June 30,	2026	2025	2024

Dividends per share (quarterly amounts)	$0.83–0.91	$0.75–0.83	$0.68–0.75
Interest rates	3.4%–4.5%	3.4%–5.5%	3.8%–5.6%

Stock Plan Activity

During fiscal year 2026, the following activity occurred under our stock plans:

Shares		Weighted Average Grant-Date Fair Value

(In millions)

Stock Awards

Nonvested balance, beginning of year	82	$347.44
Granted (a)	41	471.00
Vested	(35)	342.98
Forfeited	(10)	384.57

Nonvested balance, end of year	78	409.94

(a)
Includes 1 million of PSUs granted at target and performance adjustments above target levels for each of the fiscal years 2026, 2025, and 2024.

Employee Purchased Shares	Employees purchased the following shares during the periods presented:

(Shares in millions)

Year Ended June 30,	2026	2025	2024

Shares purchased	5	6	6
Average price per share	$382.92	$385.10	$339.46